RELATED PARTIES	12 Months Ended
Jun. 30, 2026
Disclosure of transactions between related parties [abstract]
RELATED PARTIES	RELATED PARTIES
Disclosures are included in the following notes:
NOTE 1ABOUT THESE CONSOLIDATED FINANCIAL STATEMENTS
NOTE 5.1COST OF SALES
NOTE 15TRADE AND OTHER PAYABLES
NOTE 18.2TRANSACTIONS WITH KEY MANAGEMENT PERSONNEL
NOTE 20EQUITY
NOTE 21INTEREST IN SUBSIDIARIES
NOTE 22 ASSET HELD FOR SALE